Stock-Based Compensation (Stock Options - Range of Exercise Prices) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Range of Exercisable Prices $31.75 - $31.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercisable Prices, low end of range (in dollars per share)	$ 31.75
Range of Exercisable Prices, high end of range (in dollars per share)	$ 31.75
Stock options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Vested	121,500
Non-vested	0
Weighted Average Exercise Price Per Share	$ 31.75
Weighted Average Remaining Contractual Life in Years	3 years 1 month 6 days
Number Exercisable	121,500
Weighted Average Exercise Price Per Share	$ 31.75